Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) - Customer-Related Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Notional Value, Assets	$ 242,263	$ 184,339
Fair Value, Assets	2,755	1,855
Notional Value, Liabilities	248,893	188,667
Fair Value, Liabilities	1,682	1,672
Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	108,560	42,054
Fair Value, Assets	$ 1,865	$ 754
Derivative Asset Average Remaining Maturity Period	4 years 9 months 29 days	6 years 8 months 23 days
Notional Value, Liabilities	$ 31,544	$ 60,731
Fair Value, Liabilities	$ 88	$ 456
Derivative Liability Average Remaining Maturity Period	3 years 9 months 29 days	4 years 3 months 25 days
Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 28,150	$ 60,970
Fair Value, Assets	$ 30	$ 288
Derivative Asset Average Remaining Maturity Period	3 years 9 months 29 days	3 years 10 months 24 days
Notional Value, Liabilities	$ 101,078	$ 40,499
Fair Value, Liabilities	$ 753	$ 420
Derivative Liability Average Remaining Maturity Period	4 years 6 months 18 days	6 years 6 months 25 days
Interest Rate Contracts [Member] | Other Derivatives [Member]
Derivative [Line Items]
Notional Value, Assets	$ 6,895	$ 5,777
Fair Value, Assets	$ 1	$ 2
Derivative Asset Average Remaining Maturity Period	3 years 5 months 12 days	3 years 9 months 7 days
Notional Value, Liabilities	$ 6,218	$ 6,496
Fair Value, Liabilities	$ 2	$ 2
Derivative Liability Average Remaining Maturity Period	2 years 11 months 23 days	2 years 8 months 19 days
Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 46,406	$ 41,711
Fair Value, Assets	$ 43	$ 51
Derivative Asset Average Remaining Maturity Period	2 years 21 days	1 year 6 months 14 days
Notional Value, Liabilities	$ 12,804	$ 1,940
Fair Value, Liabilities	$ 47	$ 30
Derivative Liability Average Remaining Maturity Period	1 year 3 months	1 year 11 months 23 days
Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 6,901	$ 2,060
Fair Value, Assets	$ 49	$ 32
Derivative Asset Average Remaining Maturity Period	1 year 11 months 4 days	2 years 25 days
Notional Value, Liabilities	$ 49,741	$ 39,538
Fair Value, Liabilities	$ 41	$ 51
Derivative Liability Average Remaining Maturity Period	1 year 9 months 25 days	1 year 5 months 8 days
Interest Rate Contracts [Member] | Futures [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 894	$ 460
Derivative Asset Average Remaining Maturity Period	2 months 15 days	1 year 6 months 29 days
Interest Rate Contracts [Member] | Futures [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,874
Fair Value, Assets	$ 1
Derivative Asset Average Remaining Maturity Period	1 year 2 months 4 days
Notional Value, Liabilities	$ 1,995	$ 6,190
Fair Value, Liabilities		$ 1
Derivative Liability Average Remaining Maturity Period	1 year 14 days	7 months 2 days
Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 36,350	$ 26,210
Fair Value, Assets	$ 748	$ 681
Derivative Asset Average Remaining Maturity Period	11 months 19 days	10 months 28 days
Notional Value, Liabilities	$ 36,671	$ 25,571
Fair Value, Liabilities	$ 729	$ 663
Derivative Liability Average Remaining Maturity Period	1 year 25 days	10 months 17 days
Foreign Exchange Option [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,354	$ 2,779
Fair Value, Assets	$ 17	$ 47
Derivative Asset Average Remaining Maturity Period	6 months 14 days	9 months
Foreign Exchange Option [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Liabilities	$ 1,354	$ 2,779
Fair Value, Liabilities	$ 17	$ 47
Derivative Liability Average Remaining Maturity Period	6 months 14 days	9 months
Credit Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,879	$ 2,318
Fair Value, Assets	$ 1
Derivative Asset Average Remaining Maturity Period	3 years 3 months 10 days	3 years 6 months
Notional Value, Liabilities	$ 7,488	$ 4,923
Fair Value, Liabilities	$ 5	$ 2
Derivative Liability Average Remaining Maturity Period	4 years 3 months 29 days	4 years 14 days